Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	LexinFintech Holdings Ltd.
Entity Central Index Key	0001708259
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Trading Symbol	lx
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Ordinary shares
Entity Common Stock, Shares Outstanding	351,237,307
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	243,090,108
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	108,147,199